Income Taxes - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
POSCO's statutory rate	27.50%	27.50%	27.50%
Deductible temporary differences	₩ 7,217,365
Taxable temporary differences, not recognized	6,195,282
Deferred tax liabilities	₩ 1,691,498	₩ 1,688,893